PREPAID EXPENSES	3 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025
Prepaid Expenses
PREPAID EXPENSES

12. PREPAID EXPENSES

Prepaid expenses consisted of the following:

	June 30, 2025	March 31, 2025
Deposit	$13,665	$10,000
Retainer	289,307	251,983
Prepaid insurance	13,763	106,084
Subscriptions	298,981	267,997
Balance, end of the period	$615,716	$636,064

14. PREPAID EXPENSES

Prepaid expenses consisted of the following:

	March 31, 2025	March 31, 2024
Deposit	$10,000	$59,535
Retainer	251,983	126,153
Prepaid insurance	106,084	107,663
Subscriptions	267,997	501,000
Balance, end of the year	$636,064	$794,351